Financial Statement Schedule I Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2019
Financial Statement Schedule I Condensed Financial Information of Parent Company
Schedule of Condensed Balance Sheets

Financial Statement Schedule I

Condensed Financial Information of Parent Company

BALANCE SHEETS

As of December 31, 2018 and 2019

(U.S. dollars in thousands, except share data and per share data)

	As of December 31,
	2018	2019
ASSETS

Current assets:
Cash and cash equivalents	$749	$173
Prepaid expenses and other current assets	908	519
Amounts due from subsidiaries	493,231	409,258

Total current assets	494,888	409,950

Long-term investments	417	—
Amounts due from related parties non-current	93,880	91,758

TOTAL ASSETS	$589,185	$501,708

LIABILITIES AND EQUITY

Current liabilities:
Short-term loan	—	11,000
Accrued expenses and other current liabilities	3,583	3,152
Contingent consideration	—	204
Amounts due to related parties	27	—

Total current liabilities	3,610	14,356

Long-term liabilities	35,000	—
Long-term contingent consideration	—	828
Deficit of investment in subsidiaries	403,110	382,411

TOTAL LIABILITIES	$441,720	$397,595

Equity:
Class A ordinary shares, $0.001 par value, 3,000,000,000 shares authorized, 737,222,448 and 750,816,633 shares issued and outstanding as of December 31, 2018 and 2019, respectively	737	751
Class B ordinary shares, $0.001 par value, 500,000,000 shares authorized, 305,388,450 and 305,388,450 shares issued and outstanding as of December 31, 2018 and 2019, respectively	305	305
Additional paid-in capital	709,137	720,513
Accumulated deficit	(557,025)	(608,118)
Accumulated other comprehensive loss	(5,689)	(9,338)
Equity	147,465	104,113
TOTAL LIABILITIES AND EQUITY	$589,185	$501,708

Schedule of Condensed Statements of Operations And Comprehensive (Loss) Income

Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

For the years ended December 31, 2017, 2018 and 2019

(U.S. dollars in thousands, except share data and per share data)

	Years ended December 31,
	2017	2018	2019
Selling and marketing	$598	$423	$524
Research and development	1,092	1,035	1,118
General and administrative	33,519	25,536	8,030

Total operating expenses	35,209	26,994	9,672

Other income	1,385	924	—
Interest income	223	3,969	7,904
Interest expenses	(6,391)	(3,989)	(565)
Fair value change of contingent consideration	—	—	20,662
(Loss) earnings in equity method investments	9,743	(1,415)	(417)
Gain on disposal of equity method investments	58,335	—	—
Gain on disposal of equity investments without readily determinable fair values	37,311	—	—
Gain on deconsolidation of the subsidiaries	—	182,441	—
Equity in loss of subsidiaries and variable interest entities	(175,824)	(82,396)	(69,005)

Net loss	$(110,427)	$72,540	$(51,093)
Other comprehensive (loss) income, net of tax:
Foreign currency translation	9,585	(5,770)	(3,344)
Net unrealized gain on available-for-sale investments	3,891	(9,671)	9
Non-controlling interest disposition	—	2,519	—
Transfer to statements of operations of realized gain on available-for-sale securities	(3,243)	(7,364)	(9)

Other comprehensive loss	10,233	(20,286)	(3,344)
Comprehensive (loss) income	(100,194)	52,254	(54,437)

Schedule of Condensed Statements of Cash Flows

Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands, except share data and per share data)

	Years ended December 31,
	2017	2018	2019

Net cash (used in) provided by operating activities	(32,412)	16,026	13,850

Cash flows from investing activities:
Proceeds from sale of equity method investment	91,926	—	—
Proceeds from sale of equity investments without readily determinable fair values	32,726	4,585	—
Purchase of equity method investment	(500)	—	—
Proceeds from repayment of the note issued by OPI	—	—	9,564

Net cash provided by investing activities	124,152	4,585	9,564

Cash flows from financing activities:
Proceeds from exercise of share options	262	1,107	10
Proceeds from borrowings	—	27,000	7,000
Cash distribution to shareholders related to acquisition of OPI	—	(133,665)	—
Repayment of borrowings	(10,000)	(12,000)	(31,000)

Net cash used in financing activities	(9,738)	(117,558)	(23,990)

Net increase (decrease) in cash and cash equivalents	82,002	(96,947)	(576)
Cash and cash equivalents at beginning of year	15,694	97,697	749
Effect of exchange rate changes	1	(1)	—
Cash and cash equivalents at end of year	$97,697	$749	$173